ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 444,250	$ 482,384
Less: allowance for doubtful debts	(254,943)	(210,757)
Accounts receivable, net	189,307	271,627
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	435,927	466,259
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	3,000	8,427
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 5,323	$ 7,698